Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of finance lease receivable of lessor [line items]
Operating lease income	¥ 37,386	¥ 39,654	¥ 32,733
Additions to right-of-use assets	91,025	123,256
Interest expense on lease liabilities	5,815	3,905
Cash outflow for leases	100,518	94,522
Finance Income	13,487	10,427
IFRS 9 [member]
Disclosure of finance lease receivable of lessor [line items]
Accumulated allowance for net investment in the lease	¥ 890	¥ 824